Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives	Jun. 30, 2023
Insurance brokerage license [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	52 months
Software [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	1 year
Software [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Intangible Assets Estimated Useful Lives [Line Items]
Estimated useful life	2 years